SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit International Growth Fund

Investments are grouped by geographic region.

Name of Issuer	Quantity	Fair Value ($)

Common Stocks - 97.5%

Asia - 22.7%

Australia - 5.8%
Atlassian Corp. *	1,825	367,756
BHP Group, Ltd., ADR	4,200	238,896
Lynas Rare Earths, Ltd. *	46,625	203,547
Macquarie Group, Ltd.	2,225	239,948
Rio Tinto, PLC, ADR	4,400	280,016
Westpac Banking Corp.	4,425	60,173
Woodside Energy Group, Ltd., ADR	1,517	35,331

		1,425,667

China/Hong Kong - 3.7%
AIA Group, Ltd.	32,200	262,544
Baidu, Inc., ADR *	1,575	211,601
Budweiser Brewing Co. APAC, Ltd.	45,100	89,037
ENN Energy Holdings, Ltd.	18,400	152,728
Ping An Insurance Group Co. of China, Ltd.	33,500	191,864

		907,774

Japan - 8.0%
Astellas Pharma, Inc.	17,700	245,649
Keyence Corp.	1,000	371,386
Recruit Holdings Co., Ltd.	11,200	345,428
Shiseido Co., Ltd.	4,100	144,038
Sony Group Corp., ADR	6,300	519,183
Terumo Corp.	13,100	347,399

		1,973,083

Singapore - 2.8%
DBS Group Holdings, Ltd.	15,600	383,895
Singapore Technologies Engineering, Ltd.	104,800	299,757

		683,652

South Korea - 2.4%
LG Chem, Ltd.	975	358,743
Samsung Electronics Co., Ltd., GDR	185	233,100

		591,843

Europe - 63.6%

France - 9.4%
AXA SA	11,750	350,072
Dassault Systemes SE	11,700	436,593
Elis SA	8,125	143,112
Forvia SE *	7,166	148,570
Safran SA	3,200	502,879
Schneider Electric SE	4,400	730,255

		2,311,481

Germany - 7.1%
Allianz SE	2,250	536,898
Deutsche Post AG	6,550	266,854
Infineon Technologies AG	5,700	188,956
Muenchener Rueckversicherungs AG	800	312,185
Siemens AG	3,100	444,622

		1,749,515

Ireland - 4.0%
Accenture, PLC	550	168,910
Aptiv, PLC *	1,225	120,773

Name of Issuer	Quantity	Fair Value ($)
CRH, PLC	4,800	262,704
Linde, PLC	500	186,175
STERIS, PLC	1,175	257,818

		996,380

Netherlands - 4.0%
Adyen NV *	84	62,673
ASML Holding NV	1,025	603,376
Stellantis NV	16,375	313,254

		979,303

Spain - 2.8%
Cellnex Telecom SA	5,200	181,259
Iberdrola SA	45,900	514,152

		695,411

Sweden - 1.0%
Evolution AB, ADR	1,000	100,810
Hexagon AB	16,200	138,460

		239,270

Switzerland - 10.6%
Logitech International SA	4,675	322,294
Lonza Group AG	590	274,326
Nestle SA	3,600	408,001
Novartis AG	1,325	135,880
On Holding AG *	8,625	239,948
Partners Group Holding AG	490	553,783
Roche Holding AG	875	239,410
TE Connectivity, Ltd.	1,100	135,883
Zurich Insurance Group AG	680	312,086

		2,621,611

United Kingdom - 24.7%
Ashtead Group, PLC	3,075	187,665
AstraZeneca, PLC, ADR	10,125	685,665
BAE Systems, PLC	52,600	640,361
Coca-Cola Europacific Partners, PLC	5,400	337,392
Compass Group, PLC	10,625	259,271
Dechra Pharmaceuticals, PLC	6,300	291,170
Diageo, PLC, ADR	2,775	413,974
Entain, PLC	20,350	231,605
Glencore, PLC, ADR	14,500	165,300
London Stock Exchange Group, PLC	5,100	512,361
Man Group, PLC	93,600	255,240
Reckitt Benckiser Group, PLC	3,100	219,147
RELX, PLC	12,275	415,937
Rentokil Initial, PLC	47,250	351,779
Shell, PLC, ADR	12,250	788,655
Smith & Nephew, PLC	25,250	315,161

		6,070,683

Latin America - 1.7%

Argentina - 1.7%
Globant SA *	2,050	405,593

North America - 9.5%

Canada - 4.3%
Alimentation Couche-Tard, Inc.	7,400	375,816
Colliers International Group, Inc.	1,600	152,400
Lululemon Athletica, Inc. *	400	154,244

SEPTEMBER 30, 2023	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit International Growth Fund (Continued)

Name of Issuer	Quantity	Fair Value ($)
Waste Connections, Inc.	2,750	369,325

		1,051,785

United States - 5.2%
Broadcom, Inc.	1,025	851,344
Euronet Worldwide, Inc. *	1,375	109,148
Mondelez International, Inc.	4,800	333,120

		1,293,612

Total Common Stocks (cost: $18,083,207)		23,996,663

Investment Companies 0.6%
iShares MSCI India ETF (cost $95,524)	3,200	141,504

Short-Term Securities - 1.4%
Fidelity Inst. Money Mkt. Gvt. Fund, 5.27% (cost $355,875)	355,875	355,875

Total Investments in Securities - 99.5% (cost $18,534,606)		24,494,042

Other Assets and Liabilities, net - 0.5%		130,873

Net Assets - 100.0%		$24,624,915

*	Non-income producing security.

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

PLC — Public Limited Company

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

Portfolio Structure - By Sector	(% of Total Net Assets)
Finance	16.9%
Producer Manufacturing	12.3
Health Technology	11.3
Electronic Technology	11.0
Consumer Non-Durables	8.9
Technology Services	8.6
Non-Energy Minerals	4.7
Consumer Services	4.1
Consumer Durables	3.4
Energy Minerals	3.3
Utilities	2.7
Commercial Services	2.6
Process Industries	2.2
Retail Trade	2.2
Industrial Services	1.5
Transportation	1.1
Communications	0.7
Investment Companies	0.6
Short-Term Securities	1.4

99.5
Other Assets and Liabilities, net	0.5

100.0%

2

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2023

Sit International Growth Fund (Continued)

A summary of the levels for the Fund’s investments as of September 30, 2023 is as follows:

	Investment in Securities
	Level 1 Quoted Prices ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks
Argentina	405,593	—	—	405,593
Australia	1,425,667	—	—	1,425,667
Canada	1,051,785	—	—	1,051,785
China/Hong Kong	907,774	—	—	907,774
France	2,311,481	—	—	2,311,481
Germany	1,749,515	—	—	1,749,515
Ireland	996,380	—	—	996,380
Japan	1,973,083	—	—	1,973,083
Netherlands	979,303	—	—	979,303
Singapore	683,652	—	—	683,652
South Korea	591,843	—	—	591,843
Spain	695,411	—	—	695,411
Sweden	239,270	—	—	239,270
Switzerland	2,621,611	—	—	2,621,611
United Kingdom	6,070,683	—	—	6,070,683
United States	1,293,612	—	—	1,293,612
Investment Companies	141,504	—	—	141,504
Short-Term Securities	355,875	—	—	355,875
Total:	24,494,042	—	—	24,494,042

Level 1 securities of foreign issuers are primarily American Depositary Receipts (ADRs), Public Limited Companies (PLCs) or Global Depositary Receipts (GDRs). There were no transfers into or out of level 3 during the reporting period.

For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent annual report.

SEPTEMBER 30, 2023	3